Noncontrolling Interests (Details) (USD $)					12 Months Ended
	Jan. 17, 2013 sqft	Dec. 31, 2012 sqft	Mar. 09, 2012 sqft	Dec. 31, 2010 sqft	Dec. 31, 2012 Hayden Ferry Lakeside I [Member] sqft	Dec. 31, 2012 Hayden Ferry Lakeside II sqft	Dec. 31, 2012 Hayden Ferry III, IV, V [Member] sqft	Dec. 31, 2012 245 Riverside [Member] sqft	Dec. 31, 2012 Bank of America Center [Member] sqft	Dec. 31, 2012 Corporate Center Four at International Plaza sqft	Dec. 31, 2012 Cypress Center I - III [Member] sqft	Dec. 31, 2012 The Pointe [Member] sqft	Dec. 31, 2012 Lakewood II [Member] sqft	Dec. 31, 2012 3344 Peachtree [Member] sqft	Dec. 31, 2012 Two Ravinia [Member] sqft	Dec. 31, 2012 Carmel Crossing [Member] sqft	Dec. 31, 2012 Two Liberty Place [Member] sqft	Dec. 31, 2012 Parkway Properties Office Fund II, LP [Member] Property sqft parking_space Term-extension Joint-venture	Dec. 31, 2012 Parkway Properties Office Fund II, LP [Member] Parkway [Member]	Dec. 31, 2012 Parkway Properties Office Fund II, LP [Member] TRST [Member]	Dec. 31, 2012 Fund II [Member] Property Asset sqft
Real Estate Properties [Line Items]
Number of joint ventures																		1
Location					Phoenix, AZ	Phoenix, AZ	Phoenix, AZ	Jacksonville, FL	Orlando, FL	Tampa, FL	Tampa, FL	Tampa, FL	Atlanta, GA	Atlanta, GA	Atlanta, GA	Charlotte, NC	Philadelphia, PA
Percentage share in property					30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	33.00%	30.00%	30.00%	19.00%		27.90%
Square feet (in thousands of square feet)	260,000	11,900,000	337,000	163,000	203,000	300,000	21,000	136,000	421,000	250,000	286,000	252,000	124,000	485,000	438,000	326,000	941,000	4,183,000
Target value of discretionary fund																		$ 750,000,000.0
Target ownership percentage (in hundredths)																			30.00%	70.00%
Target capital structure of equity capital																		375,000,000
Target capital structure of non-recourse, fixed rate first mortgage debt																		375,000,000
Number of properties acquired																		13
Area of real estate property acquired (in millions of square feet)							21,000											4,200,000
Increased discretionary fund capacity																		20,000,000
Number of parking spaces in garage acquired																		2,500
Cumulative preferred return threshold for pro rata cash distributions (in hundredths)																		9.00%
Distribution percentage to partners (in hundredths)																			44.00%	56.00%
Term of the fund																		7 years 0 months 0 days
Number of term extension provisions																		2
Length of extension term																		1 year 0 months 0 days
Number of properties under agreement to sell																					13
Area of property under agreement to sell (in millions of square feet)																					2,700,000
Gross sales price of assets under agreement to sell																					344,300,000
Parkway's share of Gross Sales Price of assets under agreement to sell		97,400,000																			97,400,000
Number of assets under agreement that have completed sale																					13
Net proceeds from completed sales																					14,200,000
Liabilities related to assets held for sale																					292,000,000
Parkway's portion of debt assumed by buyer																					$ 82,400,000